Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expenses	¥ 2,440,000	$ 350	¥ 0	¥ 0
Income tax expenses if the tax holidays granted to Beijing Sunlands were not available	0
Uncertain tax positions	¥ 0		0	0
Income tax rate outside the PRC	25.00%	25.00%
Hong Kong
Income Taxes [Line Items]
Income tax expenses	¥ 0		0	0
Hong Kong | For the First 2 Million Profits
Income Taxes [Line Items]
Statutory income tax rate	8.25%	8.25%
Hong Kong | For the Remaining Profits
Income Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Deferred income tax expense	¥ 2,440,000		¥ 0	¥ 0
China | subsidiaries and the Variable Interest Entities
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating loss carryforwards	¥ 2,923,067
Expiration start date	Dec. 31, 2020	Dec. 31, 2020
Expiration end date	Dec. 31, 2029	Dec. 31, 2029
China | 2016 | Beijing Sunlands
Income Taxes [Line Items]
Preferential tax rate description	Beijing Sunlands was qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2021 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.	Beijing Sunlands was qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2016 through 2021 and is expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.
Preferential tax rate	15.00%	15.00%
Preferential tax exemption approved start year	2016	2016
Preferential tax exemption approved end year	2021	2021